OCEAN PARK INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.7%
	EQUITY - 10.7%
2,375	iShares MSCI Brazil ETF	$91,175
1,050	iShares MSCI Japan ETF	88,662
1,085	iShares MSCI Mexico ETF	81,625
1,154	iShares MSCI Taiwan ETF	81,842
	TOTAL EXCHANGE-TRADED FUNDS (Cost $306,527)	343,304

	TOTAL INVESTMENTS - 10.7% (Cost $306,527)	$343,304
	OTHER ASSETS IN EXCESS OF LIABILITIES - 89.3%	2,864,893
	NET ASSETS - 100.0%	$3,208,197

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International